UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08227


                          Scudder Investors Funds, Inc.
                          -----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period:  11/30/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Japanese Equity Fund
Investment Portfolio                                                               as of November 30, 2004 (Unaudited)
----------------------------------------------------------------------------------------------------------------------
                                                                                            Shares            Value $
                                                                                            ------            -------
Common Stocks - 100%
Consumer Discretionary 20.9%
Auto Components 3.0%
Denso Corp.                                                                               51,300            1,230,044
Koyo Seiko Co., Ltd.                                                                      60,000              763,971
NHK Spring Co., Ltd.                                                                     147,000              975,186
                                                                                                 ---------------------
                                                                                                            2,969,201

Automobiles 10.1%
Honda Motor Co., Ltd.                                                                     14,400              690,550
Nissan Motor Company Ltd                                                                 325,700            3,437,425
Toyota Motor Corp                                                                        157,700            5,921,132
                                                                                                 ---------------------
                                                                                                           10,049,107

Household Durables 1.0%
Daiwa House Industry Co., Ltd.                                                            45,000              484,120
Nitori Co., Ltd.                                                                           7,600              453,169
                                                                                                 ---------------------
                                                                                                              937,289

Leisure Equipment & Products 2.0%
Sammy Sega Holdings, Inc.                                                                 36,600            1,940,275

Multiline Retail 1.3%
Aoyama Trading Co., Ltd.                                                                  29,000              717,913
Fast Retailing Co., Ltd.                                                                   7,000              527,698
                                                                                                 ---------------------
                                                                                                            1,245,611

Specialty Retail 3.5%
NAFCO Co., Ltd.                                                                           11,400              279,442
Sun Drug Co., Ltd.                                                                        33,500            1,046,009
USS Co., Ltd.                                                                             23,640            2,113,240
                                                                                                 ---------------------
                                                                                                            3,438,691

Financials 19.6%
Banks 6.8%
The Bank of Fukuoka, Ltd.                                                                136,000              863,849
Mitsubishi Tokyo Financial Group, Inc.                                                       405            3,841,010
Mizuho Financial Group, Inc.                                                                 453            1,974,067
                                                                                                 ---------------------
                                                                                                            6,678,926

Diversified Financials 5.6%
AEON Credit Services Co., Ltd.                                                             7,170              514,708
Credit Saison Co., Ltd.                                                                   15,600              526,550
Nomura Holdings, Inc.                                                                    157,000            2,209,805
The Sumitomo Trust & Banking Co., Ltd.                                                   333,000            2,222,051
                                                                                                 ---------------------
                                                                                                            5,473,114

Real Estate 7.2%
AEON Mall Co., Ltd.                                                                       23,800            1,634,434
Mitsubishi Estate Co., Ltd.                                                              162,000            1,835,806
Mitsui Fudosan Co., Ltd.                                                                 163,000            1,907,388
Ohbayashi Corp.                                                                          287,000            1,786,684
                                                                                                 ---------------------
                                                                                                            7,164,312

Health Care 3.1%
Optical Supplies 1.7%
Hoya Corp.                                                                                15,900            1,657,974


Pharmaceuticals 1.4%
Yamanouchi Pharmaceutical                                                                 38,400            1,404,445


Industrials 22.7%
Commercial Services and Supplies 1.4%
Benesse Corp.                                                                             29,500              944,069
Dai Nippon Printing Co., Ltd.                                                             31,000              463,771
                                                                                                            1,407,840
                                                                                     Shares            Value $
Construction & Engineering 1.0%
Shimizu Corp.                                                                            186,000              955,284


Machinery 3.5%
Fanuc Ltd.                                                                                11,900              744,293
Nidec Corp.                                                                               17,000            2,000,875
SMC Corp.                                                                                  6,400              707,203
                                                                                                 ---------------------
                                                                                                            3,452,371

Marine 2.7%
Kamigumi Co., Ltd.                                                                       122,000              948,183
Mitsui O.S.K. Lines, Ltd.                                                                278,000            1,727,951
                                                                                                 ---------------------
                                                                                                            2,676,134

Road & Rail 8.7%
East Japan Railway Co.                                                                       783            4,310,860
Hankyu Corp.                                                                             112,000              433,598
West Japan Railway Co.                                                                       946            3,864,793
                                                                                                 ---------------------
                                                                                                            8,609,251

Trading Companies & Distributors 5.4%
Mitsui & Co., Ltd.                                                                       495,000            4,294,927
Mitsubishi Corp.                                                                          78,800              998,749
                                                                                                 ---------------------
                                                                                                            5,293,676

Information Technology 8.9%
Electronic Equipment & Instruments 5.2%
Advantest Corp.                                                                           22,300            1,665,911
Casio Computer Co., Ltd.                                                                  36,700              505,850
Matsushita Electric Industrial Co., Ltd.                                                 133,000            1,980,672
Omron Corp.                                                                               40,400              925,461
                                                                                                 ---------------------
                                                                                                            5,077,894

Office Electronics 2.1%
Canon, Inc.                                                                               41,300            2,072,934


Software 0.7%
Fuji Soft ABC, Inc.                                                                       23,300              734,322


IT Consulting & Services 0.9%
TIS, Inc.                                                                                 21,600              916,064


Materials 18.4%
Chemicals 10.8%
Hitachi Chemical Co., Ltd.                                                               129,200            2,235,755
JSR Corp.                                                                                163,000            3,385,098
Nippon Shokubai Corp., Ltd.                                                              299,000            2,457,614
Nitto Denko Corp.                                                                         48,800            2,544,312
                                                                                                 ---------------------
                                                                                                           10,622,779

Metals & Mining 7.6%
Komatsu Ltd.                                                                             270,000            1,841,058
Nippon Mining Holdings, Inc.                                                             359,500            1,797,413
Nippon Steel Corp.                                                                     1,557,000            3,846,875
                                                                                                 ---------------------
                                                                                                            7,485,346

Telecommunication Services 0.7%
Wireless Telecommunication Services 0.7%
NOK Corp.                                                                                 24,500              711,371


Utilities 2.6%
Electric Utilities 0.6%
Citizen Electronics Co., Ltd.                                                             12,100              564,953


Gas Utilities 2.0%
Tokyo Gas Co., Ltd.                                                                      489,000            1,964,467

----------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio (Cost $79,218,531)                                                              95,503,631
Other Assets and Liabilities                                                                                3,017,471
                                                                                                 ---------------------
Net Assets                                                                                                 98,521,102

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Japanese Equity Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Japanese Equity Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 11, 2004